Putnam Investments
100 Federal Street
Boston, MA 02110
March 2, 2020

VIA EDGAR

Patrick Scott, Esquire
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

RE:	Putnam Focused Equity Fund (the “Fund”), a series of Putnam Funds Trust (Securities Act File No. 333-
235893 and Investment Company Act File No. 811-07513)—Pre-Effective Amendment No. 1 to the
Registration Statement on Form N-14

Dear Mr. Scott:

Enclosed for filing on behalf of the Fund is Pre-Effective Amendment No. 1 to the registration statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to the mergers of Putnam Capital Spectrum Fund and Putnam Equity Spectrum Fund into the Fund.

By separate correspondence filed on March 2, 2020, the Fund and Putnam Retail Management, Limited Partnership requested acceleration of the effective date of the Registration Statement so that it becomes effective on March 2, 2020, or as soon thereafter as possible.

I may be reached at 1-617-760-2577 to discuss this matter further. Thank you in advance for your assistance.

Very truly yours,

/s/ Venice Monagan
Venice Monagan

Enclosure

cc:	Bryan Chegwidden, Esquire, Ropes & Gray LLP
James Thomas, Esquire, Ropes & Gray LLP
Peter Fariel, Esquire, Putnam Investments